Employee Benefits and Equity-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE BENEFITS AND EQUITY-BASED COMPENSATION

EMPLOYEE BENEFITS AND EQUITY-BASED COMPENSATION
We do not directly employ any persons to manage or operate our business, as these functions are performed by employees of SemGroup. At December 31, 2014, SemGroup had approximately 360 employees who were dedicated primarily to the management and operation of our business. None of these employees are represented by labor unions, and none are subject to collective bargaining agreements.
Equity incentive plan
On December 8, 2011, the board of directors of our general partner adopted the Rose Rock Midstream Equity Incentive Plan (the “Incentive Plan”). We have reserved 840,000 limited partner common units for issuance to non-management directors and employees under the Incentive Plan. Generally, the awards vest three years after the date of grant for employees and one year after the date of grant for non-managerial directors, contingent upon the continued service of the recipients and may be subject to accelerated vesting in the event of involuntary terminations. Awards are valued based on the grant date closing price listed on the New York Stock Exchange. Compensation expense is recognized over the vesting period and is discounted for estimated forfeitures. We use authorized but unissued units to satisfy our equity-based payment obligations. Although these awards are to be settled in units, we may elect to give participants the option of settling a portion of the awards in cash, to meet statutory minimum tax withholding requirements. The activity related to these awards is summarized below:

	Unvested Units	Average Grant Date Fair Value	Aggregate Fair Value of Units (in thousands)
Outstanding at December 31, 2011	—	$—
Awards granted	46,069	$21.97
Awards vested	—	$—	$—
Awards forfeited	(2,109)	$20.60
Outstanding at December 31, 2012	43,960	$21.91
Awards granted	49,104	$34.41
Awards vested	(9,333)	$27.25	$254
Awards forfeited	(783)	$34.40
Outstanding at December 31, 2013	82,948	$28.59
Awards granted	46,536	$41.35
Awards vested	(5,712)	$35.87	$205
Awards forfeited	(21,432)	$29.82
Outstanding at December 31, 2014	102,340	$33.79

During the month of January 2015, 25,745 of these awards vested. Of these vested awards, 10,537 units were withheld to satisfy minimum tax requirements.
Compensation cost expensed for the years ended December 31, 2014, 2013 and 2012 was $0.9 million, $0.8 million and $0.3 million, respectively. As of December 31, 2014, there was $1.8 million of total unrecognized compensation cost related to our nonvested awards, which is expected to be recognized over a weighted-average period of 19 months.
The holders of restricted units granted in 2012 are entitled to equivalent distributions (“UUDs”) to be received upon vesting of the restricted unit awards. The distributions will be settled in common units, based on the market price of our limited partner common units as of the close of business on the vesting date. The UUDs are subject to the same forfeiture and acceleration conditions as the associated restricted units. For the year ended December 31, 2014, no UUD units were issued upon the vesting of restricted units. For the year ended December 31, 2013, 406 UUD units were issued upon the vesting of restricted units. At December 31, 2014, the value of outstanding UUD’s was approximately $129 thousand. This is equivalent to approximately 2,835 common units based on the market price of our common units at the close of business on December 31, 2014 of $45.45 per unit. During the month of January 2015, 3,335 units were issued upon the vesting of restricted units noted above. Distributions related to the restricted unit awards granted subsequent to 2012 will be settled in cash upon vesting. At December 31, 2014, the value of these UUDs related to cash settled unvested restricted units was approximately $177 thousand.
SemGroup stock-based compensation
Certain of SemGroup’s employees who support us participate in SemGroup’s equity-based compensation program. Awards under this program generally represent awards of restricted stock of SemGroup, which are subject to specified vesting periods. SemGroup charged us $1.1 million, $0.7 million and $0.6 million during the years ended December 31, 2014, 2013 and 2012, respectively, related to such equity-based compensation.

Defined contribution plan
Most of the employees of SemGroup who support us participate in one of SemGroup’s defined contribution plans. SemGroup charged us $0.9 million, $0.4 million and $0.3 million during the years ended December 31, 2014, 2013 and 2012, respectively, for contributions made by SemGroup to this plan.
Allocated employee compensation expenses
As described in Note 14, SemGroup allocated certain corporate general and administrative expenses to us. These allocated expenses included equity-based compensation and defined contribution plan benefits for corporate employees, and such expenses are in addition to the expenses described above for employees who directly support our operations.